Stock-Based Compensation (Number Of Shares And Related Grant Date Fair Value Of PSU) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date per share fair value (in dollars per share)	$ 19.66
Risk-free interest rate	2.40%	2.80%	2.30%
Expected life in years	7 years 4 months 24 days	7 years 9 months 18 days	6 years
Expected volatility (over expected life)	22.10%	22.30%	19.40%
Expected dividend yield (over expected life)	3.70%	4.20%	3.10%
Award Year 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%=Best)	78.00%
Payout as a Percent of the Base Award	0.00%
Number of Shares Distributed (in shares)	0.0
Cash Portion	$ 0.0
Award Year 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%=Best)	63.00%
Payout as a Percent of the Base Award	49.00%
Number of Shares Distributed (in shares)	0.1		0.1
Cash Portion	$ 1.6		$ 2.2
Award Year 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%=Best)	60.00%
Payout as a Percent of the Base Award	56.00%
Number of Shares Distributed (in shares)	0.1
Cash Portion	$ 2.0
Award Year 2018, PSU - EBIT CAGR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout as a Percent of the Base Award	16.00%
Number of Shares Distributed (in shares)	0.1
Cash Portion	$ 0.4
TSR Based | Performance Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares base award (in shares)	0.1	0.1	0.1
Grant date per share fair value (in dollars per share)	$ 38.23	$ 57.86	$ 42.60
Risk-free interest rate	1.40%	2.40%	2.40%
Expected life in years	3 years	3 years	3 years
Expected volatility (over expected life)	24.00%	21.50%	19.90%
Expected dividend yield (over expected life)	3.60%	3.40%	3.30%
EBIT CAGR Based | Performance Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares base award (in shares)	0.1	0.1	0.1
Grant date per share fair value (in dollars per share)	$ 40.52	$ 39.98	$ 40.92
Vesting period in years	3 years	3 years	3 years